SCHEDULE OF ACCOUNT RECEIVABLES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Account receivables, gross	$ 1,500,417	$ 1,154,703	$ 1,160,207	$ 1,059,766
Allowance for expected credit loss	(189,809)	(55,076)		(55,076)
Reversal of expected credit loss		84,503
Account receivables, net	$ 1,310,608	$ 1,184,130		$ 1,004,690